Determination of fair values	12 Months Ended
Nov. 30, 2024
Disclosure of Fair Value Measurement [Abstract]
Determination of fair values
24.	Determination of fair values
Certain of the Company’s accounting policies and disclosures require the determination of fair value, for both financial and non-financial
assets and liabilities. Fair values have been determined for measurement and/or disclosure purposes based on the following methods. When applicable, further information about the assumptions made in determining fair values is disclosed in the notes specific to that asset or liability.
Financial assets and financial liabilities measured at fair value
In establishing fair value, the Company uses a fair value hierarchy based on levels as defined below:

Level 1:	Defined as observable inputs such as quoted prices in active markets.

Level 2:	Defined as inputs other than quoted prices in active markets that are either directly or indirectly observable.

Level 3:	Defined as inputs that are based on little or no observable market data, therefore requiring entities to develop their own assumptions.
Other financial assets and financial liabilities
The Company has determined that the carrying values of its
short-term
financial assets and financial liabilities, including cash, cash equivalent, trade and other receivables, and accounts payable and accrued liabilities approximate their fair value because of their relatively short period to maturity.
Bonds and money market funds and derivative financial assets and financial liabilities are stated at fair value, determined by inputs that are primarily based on broker quotes at the reporting date (Level 2).
The Company has determined that the carrying value of its Long-term debt approximates its fair value because it vas issued near the 2024 fiscal year-end.

Share-based
payment transactions
The fair value of the Share Options is measured based on the
Black-Scholes
valuation model. Measurement inputs include share price on measurement date, exercise price of the instrument, expected volatility (based on weighted average historical volatility adjusted for changes expected due to publicly available information), weighted average expected life of the instruments (based on historical experience and general option holder behaviour), expected dividends, and the risk-free
interest rate (based on government bonds). Service and
non-market
performance conditions attached to the transactions, if any, are not taken into account in determining fair value.
The fair value of the DSUs is determined using the quoted price of the common shares of the Company and considered Level 2 in the fair value hierarchy.
Marathon Warrants
The Marathon Warrants are recognized at fair value and considered Level 3 in the fair value hierarchy. Reasonably possible changes at November 30, 2024, to one of the significant unobservable input, holding other inputs consistent, would have the following effects:

	Net loss
	Increase	Decrease
Expected volatility (10% movement (100 bps))	$(100)	$100